INVENTORY	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORY	INVENTORY

As at December 31
($ millions)	2025	2024
Crude oil and NGL	124	149
Materials, supplies and other	160	152
Total inventory	284	301